MATERIAL ACCOUNTING POLICIES - Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Recognized Impairment Loss	$ 997
Cultivations and processing license [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	[1]
Customer relationships [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer relationships [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years
Trade name [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years

[1]	The licenses consisted of GMP and GDP licenses in Germany which have determined to have an indefinite useful life but were impaired in total amount of $997 during the year ended December 31, 2025 (see Note 10 below).